Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hanover Street Trust
Entity Central Index Key	0000702533
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Emerging Markets Debt Local Currency Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
Class Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 378,221,576
Holdings Count | shares	266
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$378,221,576
Number of Holdings	266
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.4 AAA 1.4 AA 4.1 A 4.1 BBB 16.1 BB 10.4 Not Rated 48.0 Short-Term Investments and Net Other Assets (Liabilities) 15.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.4 AAA - 1.4 AA - 4.1 A - 4.1 BBB - 16.1 BB - 10.4 Not Rated - 48.0 Short-Term Investments and Net Other Assets (Liabilities) - 15.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 82.2 Corporate Bonds 1.9 U.S. Treasury Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 82.2 Corporate Bonds - 1.9 U.S. Treasury Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.5 United States 15.9 Mexico 9.1 Malaysia 8.7 Indonesia 8.5 Brazil 7.4 South Africa 7.1 India 6.8 Thailand 4.9 Poland 4.8 Others 26.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 15.9 Mexico - 9.1 Malaysia - 8.7 Indonesia - 8.5 Brazil - 7.4 South Africa - 7.1 India - 6.8 Thailand - 4.9 Poland - 4.8 Others - 26.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) United Mexican States 9.1 Malaysia Government 8.7 Indonesia Government 8.5 South African Republic 7.1 Republic of India 6.8 Kingdom of Thailand 4.9 Republic of Poland 4.8 Peoples Republic of China 4.5 Czech Republic 4.1 Brazilian Federative Republic 3.9 62.4
Fidelity Emerging Markets Debt Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Central Fund
Class Name	Fidelity® Emerging Markets Debt Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 2,285,761,997
Holdings Count | shares	526
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,285,761,997
Number of Holdings	526
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AA 11.9 A 3.9 BBB 20.2 BB 22.9 B 17.2 CCC,CC,C 9.5 D 0.2 Not Rated 3.1 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AA - 11.9 A - 3.9 BBB - 20.2 BB - 22.9 B - 17.2 CCC,CC,C - 9.5 D - 0.2 Not Rated - 3.1 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 43.4 Corporate Bonds 42.3 U.S. Treasury Obligations 3.4 Preferred Securities 3.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 43.4 Corporate Bonds - 42.3 U.S. Treasury Obligations - 3.4 Preferred Securities - 3.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.5 United States 10.9 Mexico 9.0 Brazil 6.6 Saudi Arabia 5.5 United Arab Emirates 5.0 Turkey 4.9 Colombia 4.7 Argentina 4.1 Chile 3.9 Others 45.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 10.9 Mexico - 9.0 Brazil - 6.6 Saudi Arabia - 5.5 United Arab Emirates - 5.0 Turkey - 4.9 Colombia - 4.7 Argentina - 4.1 Chile - 3.9 Others - 45.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Turkish Republic 4.2 Argentine Republic 3.9 Petroleos Mexicanos 3.2 Saudi Arabian Oil Co 2.3 US Treasury Notes 2.2 Indonesia Government 2.2 United Mexican States 2.0 Colombian Republic 1.9 Dominican Republic 1.8 QatarEnergy 1.6 25.3